32. Disposal of assets and other changes in organizational structure (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Transaction pending one [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Exercise of the put option to transfer the remaining interest (10%) in Lapa field to Total, in block BM-S-9, as provided in the contract signed in January 2018, when Total acquired a 35% interest on this field, becoming the operator of the field.
Acquirer	Total
Signature date	2018-12
Transaction amount	$ 50	[1]
Transaction pending two [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV, which owns the offshore assets used in the production development of this field.
Acquirer	PetroRio
Signature date	2019-11
Transaction amount	$ 100	[1]
Transaction pending three [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in the onshore fields Fazenda Belém and Icapuí, called Fazenda Belém group, located in the Potiguar basin, in the state of Ceará.
Acquirer	SPE Fazenda Belém S.A., subsidiary of 3R Petroleum e Participações S.A.
Signature date	2019-08
Transaction amount	$ 35	[1]
Transaction pending four [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in eight onshore fields, called Rio Ventura group, located in the in the state of Bahia.
Acquirer	SPE Rio Ventura S.A., subsidiary of 3R Petroleum e Participações S.A
Signature date	2020-08
Transaction amount	$ 51	[1]
Transaction pending five [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in 27 onshore fields, called Cricaré group, located in the in the state of Espírito Santo.
Acquirer	Karavan SPE Cricaré S.A. (51%) and Seacrest Capital Group Limited (49% and equity provider)
Signature date	2020-08
Transaction amount	$ 37	[1]
Transaction pending six [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA).
Acquirer	DISA Corporación Petrolífera S.A.
Signature date	2020-08
Transaction amount	$ 62	[1]
Transaction pending seven [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in 14 onshore fields, called Recôncavo group of fields, located in the state of Bahia.
Acquirer	Ouro Preto Energia Onshore S.A, subsidiary of Petroleum Óleo e Gás S.A..
Signature date	2020-12
Transaction amount	$ 250	[1]
Transaction pending eight [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in 12 onshore fields, called Remanso group of fields, located in the state of Bahia.
Acquirer	Petrorecôncavo S.A.
Signature date	2020-12
Transaction amount	$ 30	[1]
Transaction pending nine [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Petrobras Biocombustível S.A. (PBio) signed a contract for the sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital).
Acquirer	RP Participações em Biocombustíveis S.A
Signature date	2020-12
Transaction amount	$ 62	[1]
Transaction pending nine [member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction amount	$ 320	[1]
Transaction pending ten [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of its 49% interest in the company Eólica Mangue Seco 1 - Geradora e Comercializadora de Energia Elétrica S.A. (“Eólica Mangue Seco 1.
Acquirer	V2I Transmissão de Energia Elétrica S.A.
Signature date	2021-01
Transaction amount	$ 8	[1]
Transaction pending ten [member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction amount	$ 42	[1]
Transaction pending eleven [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale with Wobben Windpower Indústria e Comércio Ltda (Wobben) of all interests (51% Wobben and 49% Petrobras) in the companies Eólica Mangue Seco 3 - Geradora e Comercializadora de Energia Elétrica SA (“Eólica Mangue Seco 3”) and Eólica Mangue Seco 4 - Geradora e Comercializadora de Energia Elétrica SA (“Eólica Mangue Seco 4”).
Acquirer	V2I Transmissão de Energia Elétrica S.A.
Signature date	2021-01
Transaction amount	$ 17	[1]
Transaction pending eleven [member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction amount	$ 90	[1]

[1]	Only amounts considered at the signing of the transaction.